Debt (Subordinated Debt Joint Venture Partners Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term Debt	30,402,392,000	$ 6,236,892,000
Subordinated Debt Joint Ventures Partners [Member]
Debt Instrument [Line Items]
Stated interest rate	0.00%
Interest rate paid on unpaid interest	19.50%
Minimum [Member] | Subordinated Debt Joint Ventures Partners [Member]
Debt Instrument [Line Items]
Stated interest rate	15.00%
Maximum [Member] | Subordinated Debt Joint Ventures Partners [Member]
Debt Instrument [Line Items]
Stated interest rate	20.00%
Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	1,064,042,000	64,280,000
Subordinated Debt [Member] | Subordinated Debt Joint Ventures Partners [Member]
Debt Instrument [Line Items]
Long-term Debt	64,280,000	$ 64,280,000